Going concern - Solvency and Liquidity (Details) R in Millions			6 Months Ended	12 Months Ended
	Dec. 31, 2020 ZAR (R) $ / bbl		Jun. 30, 2021 R / $ $ / bbl	Jun. 30, 2022 R / $ $ / bbl	Jun. 30, 2023	Jun. 30, 2020 ZAR (R)		Dec. 31, 2019 ZAR (R)	[1]	Jun. 30, 2019 ZAR (R)
Going concern
Cash and cash equivalents	R 27,608	[1]				R 34,094	[1]	R 12,670		R 15,819
Available facilities	R 27,000					R 10,500
Net Debt To EBITDA Ratio	2.6					4.3
Covenant level of net debt to EBITDA	4.0
Cash flow forecast period following the reporting date	9 months
Brent crude oil price per unit | $ / bbl	45
Working capital percentage	14.90%
Announced asset divestment proceeds	R 3,300
Forecast
Going concern
Brent crude oil price per unit | $ / bbl			45.50	53.58
Average foreign exchange rate | R / $			14.83	15.10
Working capital percentage			15.60%		14.00%

[1]	Includes bank overdraft.